Pensions and Other Employee Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recognized in the consolidated balance sheets consist of:
Non-current liabilities	$ (1,137)	$ (943)
Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at the beginning of the year	2,365	1,964
Service cost	106	99	93
Interest cost	128	122	112
Plan participants' contributions	3	3
Amendments		(33)
Actuarial loss	174	284
Foreign currency exchange rate changes	(8)	9
Curtailments, settlements and special termination benefits	(1)
Benefits paid	(88)	(83)
Benefit obligation at the end of the year	2,679	2,365	1,964
Change in plan assets:
Fair value of plan assets at the beginning of the year	1,585	1,304
Actual return on plan assets	41	163
Employer contributions	176	186
Plan participants' contributions	3	3
Foreign currency exchange rate changes	(5)	12
Benefits paid	(88)	(83)
Fair value of plan assets at the end of the year	1,712	1,585	1,304
Funded status at the end of the year	(967)	(780)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets	7	9
Current liabilities	(3)	(2)
Non-current liabilities	(971)	(787)
Total	(967)	(780)
Net loss and prior service cost balances in accumulated other comprehensive loss account
Net loss	929	712
Prior service (credit) cost	(11)	(12)
Total amount recognized	918	700
Pension plans with an ABO in excess of fair value of plan assets
Projected benefit obligation	2,656	2,216
Accumulated benefit obligation	2,280	1,875
Fair value of plan assets	1,686	1,441
Postretirement Benefit Plans [Member]
Change in benefit obligation:
Benefit obligation at the beginning of the year	203	188
Service cost	5	4	4
Interest cost	10	11	11
Plan participants' contributions	3	4
Actuarial loss	9	9
Foreign currency exchange rate changes	(1)	2
Curtailments, settlements and special termination benefits		(1)
Benefits paid	(13)	(14)
Benefit obligation at the end of the year	216	203	188
Change in plan assets:
Fair value of plan assets at the beginning of the year	39	33
Actual return on plan assets	1	3
Employer contributions	12	13
Plan participants' contributions	3	4
Benefits paid	(13)	(14)
Fair value of plan assets at the end of the year	42	39	33
Funded status at the end of the year	(174)	(164)
Amounts recognized in the consolidated balance sheets consist of:
Current liabilities	(8)	(8)
Non-current liabilities	(166)	(156)
Total	(174)	(164)
Net loss and prior service cost balances in accumulated other comprehensive loss account
Net loss	25	16
Prior service (credit) cost	(8)	(11)
Total amount recognized	$ 17	$ 5